COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2017
Commitments And Contingencies Tables
Future Rental Commitments Under Operating Leases
Annual future minimum rental commitments under non-cancelable operating lease agreements as of June 30, 2017, are approximately as follows:

December 31,

2017	$782
2018	1,205
2019	920
2020	860
2021	93
$3,860